INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense are as follows:

	Years Ended December 31,
	2016	2015	2014
Current:
Federal	$3,363,290	$2,484,372	$1,757,098
State	577,401	473,037	347,382
Deferred	(10,352)	255,638	331,399
	$3,930,339	$3,213,047	$2,435,879

Schedule of Effective Income Tax Rate Reconciliation
The Company's income tax expense differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended December 31,
	2016		2015		2014
	Amount	%	Amount	%	Amount	%

Income taxes at statutory rate	$4,917,159	35%	$4,083,995	34%	$3,076,856	34%
Tax-exempt income	(927,506)	(7)%	(831,141)	(7)%	(863,204)	(10)%
Nondeductible expenses	130,609	1%	161,176	1%	238,638	3%
State income tax, net of federal tax effect	375,311	3%	307,951	3%	215,803	2%
Tax credits, net	(308,684)	(2)%	(295,800)	(2)%	(337,716)	(4)%
Other, net	(256,550)	(2)%	(213,134)	(2)%	105,502	2%
	$3,930,339	28%	$3,213,047	27%	$2,435,879	27%

Schedule of Deferred Tax Assets and Liabilities
The components of deferred income taxes included in the consolidated financial statements were as follows:

	December 31,
	2016	2015
Deferred tax assets:
Allowance for loan losses	$2,897,479	$2,516,669
Net operating loss carryover	2,315,140	2,426,903
Other real estate	272,598	275,530
Unrealized loss on available-for-sale securities	642,629	-
Other	1,219,682	1,194,345
	7,347,528	6,413,447

Deferred tax liabilities:
Securities	(115,737)	(112,050)
Premises and equipment	(449,136)	(554,103)
Unrealized gain on available-for-sale securities	-	(560,791)
Core deposit intangible	(231,845)	(149,109)
Goodwill	(1,228,960)	(929,316)
	(2,025,678)	(2,305,369)
Net deferred tax asset, included in other assets	$5,321,850	$4,108,078

Summary of Operating Loss Carryforwards	These net operating losses are available to the Company and expire as follows:
Years	Amounts
2017-2018	$1,011,522
2019	350,928
2020-2032	3,865,563
2033	235,743
2034	101,560
$5,565,316